Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets (Textual)
Amortization expense	$ 55,321	$ 55,654	$ 110,033	$ 110,696	$ 223,216	$ 223,838